Employee Share Scheme Reserve - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | shares	3,936
Vesting requirements for sharebased payment arrangement		Under the Plan, 25% of the options vest annually from the issue date.
Share options granted, term of options description		These options are exercisable up to 10 years from the issue date
Expense from sharebased payment transactions with employees | $		$ 33,611,231	$ 2,828,995	$ 433,344